CERTIFICATION OF STRONG EQUITY FUNDS, INC. ON BEHALF OF THE FOLLOWING SERIES:

Strong Advisor Large Company Core Fund

Strong Large Company Growth Fund

STRONG EQUITY FUNDS, INC. (the "Registrant") does hereby certify as follows:

1.

This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “Securities Act”).

2.

Reference is made to the Prospectuses and Statements of Additional Information for the (i) Strong Advisor Large Company Core Fund—Class A, B, C and K shares and (ii) the Strong Large Company Growth Fund—Investor Class shares, filed by the Registrant with the Securities and Exchange Commission on September 9, 2002 (with an effective date of September 12, 2002) pursuant to Post-Effective Amendment No. 51 (File Nos. 33-70764; 811-8100) (the "Post-Effective Amendment").

3.

The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4.

The form of Prospectuses and Statements of Additional Information for the Strong Advisor Large Company Core Fund and the Strong Large Company Growth Fund that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in the Post-Effective Amendment.

5.

The text of the Post-Effective Amendment has been filed electronically.

STRONG EQUITY FUNDS, INC.

/s/ Susan A. Hollister

By:  Susan A. Hollister

Title:  Vice President and Assistant Secretary

Dated: September 19, 2002